Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our CEO (also referred to as “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Revenue.
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in Thousands)(4) ($)	Revenue (in Thousands)(5) ($)
2022	596,430	(643,851,664)	5,756,135	(29,632,802)	28.16	79.05	(1,314,766)	608,181
2021	565,591,512	1,148,791,229	21,230,163	55,097,849	156.91	109.93	(2,579,761)	27,111

(1)
Compensation for our PEO, Peter Rawlinson, reflects the amounts reported in the Summary Compensation Table for the respective years. Average compensation for non-PEOs includes the following NEOs for 2022 and 2021: Sherry House, Eric Bach and Michael Bell. For 2021, the amounts include pre-Merger compensation (consistent with the Summary Compensation Table) from our predecessor company, Atieva. The Merger occurred in July 2021, at which time we became an operating business. Prior to the Merger, Churchill was a blank check company and did not engage in any operations and did not pay executive compensation (its activities were limited to preparing for its 2020 offering, identifying a target for its business combination, and activities in connection with the acquisition of Atieva). Accordingly, this Pay Versus Performance disclosure does not include executive compensation or financial performance information for 2020.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in 2022 and 2021 reflects the respective amounts set forth in the “Summary Compensation Table Total for PEO” and “Average Summary Compensation Table Total for Non-PEO Named Executive Officers,” adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee regarding the PEO’s and our other NEOs’ compensation for 2022, see “Analysis of 2022 Compensation” above.

	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Summary Compensation Table Total	596,430	565,591,512	5,756,135	21,230,163
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	556,086,963	5,249,436	17,655,310
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	1,092,809,021	1,521,212	33,534,732
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards from Prior Years	(366,333,502)	—	(20,973,900)	13,440,337
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year and Vest-Date Fair Value of Awards Vesting in Grant Year	(278,114,592)	46,477,659	(10,686,813)	4,547,926
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—
	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid	(643,851,664)	1,148,791,229	(29,632,802)	55,097,849
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(3)
TSR is cumulative for the measurement periods beginning on July 23, 2021 (the date of the Merger) and ending on December 31 of each of 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as for the Comparative Total Return Analysis in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

(4)
Amounts reflect “Net Loss” in the Company’s Consolidated Statements of Operations and Comprehensive Loss included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2022 and 2021. For 2021, the amount accounts for applicable pre-Merger financial information of our predecessor company, Atieva.

(5)
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation actually paid, for the most recently completed fiscal year, to performance.

Named Executive Officers, Footnote [Text Block]	)
Compensation for our PEO, Peter Rawlinson, reflects the amounts reported in the Summary Compensation Table for the respective years. Average compensation for non-PEOs includes the following NEOs for 2022 and 2021: Sherry House, Eric Bach and Michael Bell. For 2021, the amounts include pre-Merger compensation (consistent with the Summary Compensation Table) from our predecessor company, Atieva. The Merger occurred in July 2021, at which time we became an operating business. Prior to the Merger, Churchill was a blank check company and did not engage in any operations and did not pay executive compensation (its activities were limited to preparing for its 2020 offering, identifying a target for its business combination, and activities in connection with the acquisition of Atieva). Accordingly, this Pay Versus Performance disclosure does not include executive compensation or financial performance information for 2020.

Peer Group Issuers, Footnote [Text Block]
(3)
TSR is cumulative for the measurement periods beginning on July 23, 2021 (the date of the Merger) and ending on December 31 of each of 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as for the Comparative Total Return Analysis in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

(4)
Amounts reflect “Net Loss” in the Company’s Consolidated Statements of Operations and Comprehensive Loss included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2022 and 2021. For 2021, the amount accounts for applicable pre-Merger financial information of our predecessor company, Atieva.

(5)
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation actually paid, for the most recently completed fiscal year, to performance.

PEO Total Compensation Amount	$ 596,430	$ 565,591,512
PEO Actually Paid Compensation Amount	$ (643,851,664)	1,148,791,229
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in 2022 and 2021 reflects the respective amounts set forth in the “Summary Compensation Table Total for PEO” and “Average Summary Compensation Table Total for Non-PEO Named Executive Officers,” adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee regarding the PEO’s and our other NEOs’ compensation for 2022, see “Analysis of 2022 Compensation” above.

	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Summary Compensation Table Total	596,430	565,591,512	5,756,135	21,230,163
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	556,086,963	5,249,436	17,655,310
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	1,092,809,021	1,521,212	33,534,732
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards from Prior Years	(366,333,502)	—	(20,973,900)	13,440,337
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year and Vest-Date Fair Value of Awards Vesting in Grant Year	(278,114,592)	46,477,659	(10,686,813)	4,547,926
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—
	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid	(643,851,664)	1,148,791,229	(29,632,802)	55,097,849
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 5,756,135	21,230,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ (29,632,802)	55,097,849
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in 2022 and 2021 reflects the respective amounts set forth in the “Summary Compensation Table Total for PEO” and “Average Summary Compensation Table Total for Non-PEO Named Executive Officers,” adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee regarding the PEO’s and our other NEOs’ compensation for 2022, see “Analysis of 2022 Compensation” above.

	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Summary Compensation Table Total	596,430	565,591,512	5,756,135	21,230,163
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	556,086,963	5,249,436	17,655,310
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	1,092,809,021	1,521,212	33,534,732
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards from Prior Years	(366,333,502)	—	(20,973,900)	13,440,337
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year and Vest-Date Fair Value of Awards Vesting in Grant Year	(278,114,592)	46,477,659	(10,686,813)	4,547,926
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—
	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid	(643,851,664)	1,148,791,229	(29,632,802)	55,097,849
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Measures
Revenue
Stock Price
Cash Management
Field Quality

Total Shareholder Return Amount	$ 28.16	156.91
Peer Group Total Shareholder Return Amount	79.05	109.93
Net Income (Loss)	(1,314,766,000)	(2,579,761,000)
Revenues	$ 608,181,000	27,111,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Management
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Field Quality
PEO [Member] | Stock Award Value Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		556,086,963
PEO [Member] | Fair Value for Awarded Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,092,809,021
PEO [Member] | Fair Value Outstanding Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (366,333,502)
PEO [Member] | Fair Value of Awards Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(278,114,592)	46,477,659
Non-PEO NEO [Member] | Stock Award Value Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,249,436	17,655,310
Non-PEO NEO [Member] | Fair Value for Awarded Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,521,212	33,534,732
Non-PEO NEO [Member] | Fair Value Outstanding Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,973,900)	13,440,337
Non-PEO NEO [Member] | Fair Value of Awards Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,686,813)	$ 4,547,926